INCOME TAXES (Tables)	12 Months Ended
Oct. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The provision for income taxes due to continuing operations differs from the amount computed by applying the federal statutory rate of 35% to the loss before income taxes as follows (in thousands):

	Years Ended October 31,
	2011	2012
Federal tax benefit at statutory rate	$(2,623)	$(3,744)
State income tax, net of federal tax benefit	(86)	(125)
Effect of foreign operations	(5)	(32)
Research and experimentation credit	(645)	(322)
Stock based compensation	293	336
Permanent differences and other	8	11
Change in valuation allowance	3,058	3,876
Tax benefit	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Significant components of the Company’s deferred taxes at October 31, 2011 and 2012 are as follows (in thousands):

	Years Ended October 31,
	2011	2012
Deferred Tax Assets:
Net operating losses	$38,935	$42,574
Research and experimentation credits	4,641	4,964
Inventory and other reserves	2,785	3,029
Basis of property and equipment	95	114
Deferred stock compensation	951	602
Deferred tax asset	47,407	51,283

Deferred Tax Liabilities:
Basis of property and equipment	-	-
Deferred tax liabilities	-	-

Valuation allowance	(47,407)	(51,283)
Net deferred tax asset	$-	$-